SCHEDULE OF WARRANTS TRANSACTIONS (Details) - $ / shares	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2021
Equity [Abstract]
Number of warrants, beginning balance	208,333	208,333	80,087
Weighted average exercise price, beginning balance	$ 9.42	$ 9.42	$ 12.77
Granted	888,763	888,763	208,333
Weighted average exercise price, granted	$ 12.91	$ 12.91	$ 9.48
Warrants expired			(80,087)
Weighted average exercise price, warrants expired			$ 13.46
Number of warrants, ending balance	1,097,096	1,097,096	208,333
Weighted average exercise price, ending balance	$ 12.12	$ 12.12	$ 9.42